Provision for legal and administrative proceedings (Tables)	12 Months Ended
Dec. 31, 2023
Provision For Legal And Administrative Proceedings
Schedule of provision for judicial and administrative proceedings

	2023	2022

Provision for legal and administrative proceedings	1,410,299	1,112,156

Civil(a)	498,180	392,976
Labor(b)	212,929	214,450
Tax(c)	666,209	473,390
Regulatory(d)	32,981	31,340

Schedule of provision for judicial and administrative proceedings

	December 2022	Additions, net of reversals	Payments	Inflation adjustment	December 2023

	1,112,156	323,015	(343,440)	318,568	1,410,299

Civil(a)	392,976	149,415	(206,297)	162,086	498,180
Labor(b)	214,450	77,225	(121,585)	42,839	212,929
Tax(c)	473,390	92,646	(11,671)	111,844	666,209
Regulatory(d)	31,340	3,729	(3,887)	1,799	32,981

	December 2021	Additions, net of reversals	Payments	Inflation adjustment	December 2022

	960,881	247,227	(242,597)	146,645	1,112,156

Civil(a)	309,019	130,164	(133,649)	87,442	392,976
Labor(b)	192,132	79,613	(84,165)	26,870	214,450
Tax(c)	429,951	35,978	(21,192)	28,653	473,390
Regulatory(d)	29,779	1,472	(3,591)	3,680	31,340

	December 2020	Additions, net of reversals	Payments	Inflation adjustment	December 2021

	886,947	278,789	(316,804)	111,949	960,881

Civil (a)	245,432	175,715	(194,501)	82,373	309,019
Labor (b)	213,026	71,961	(98,730)	5,875	192,132
Tax (c)	399,288	31,078	(23,539)	23,124	429,951
Regulatory (d)	29,201	35	(34)	577	29,779

Schedule of tax proceedings
	2023	2022
Federal taxes	274,781	260,206
State taxes	307,898	130,816
Municipal taxes	9,711	8,550
TIM S.A. proceedings (Purchase price allocation)	73,819	73,819
	666,209	473,391

Schedule of judicial and administrative proceedings

	2023	2022

	21,351,995	20,123,806

Civil (e.1)	1,512,495	1,418,874
Labor and Social Security (e.2)	400,827	360,942
Tax (e.3)	19,236,990	18,171,345
Regulatory (e.4)	201,683	172,645

Schedule of civil contingent liabilities

	2023	2022
Consumer lawsuits (e.1.1)	140,934	141,858
ANATEL (e.1.2)	350,187	293,203
Consumer protection bodies (e.1.3)	480,094	455,481
Former trading partners (e.1.4)	260,431	230,360
Social and environmental and infrastructure (e.1.5)	119,669	116,613
Other (e.1.6)	161,180	181,359
	1,512,495	1,418,874

Schedule of tax contingent liabilities

	2023	2022

	19,236,989	18,171,345

Federal taxes (e.3.1)	3,139,640	3,275,840
State taxes (e.3.2)	10,438,811	9,640,939
Municipal taxes (e.3.3)	1,712,988	1,587,910
FUST, FUNTTEL and EBC (e.3.4)	3,945,550	3,666,656